Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Changes in net defined benefit liability (asset)
Net defined benefit asset at 1 April	£ 2,147	£ 1,916
Cost recognised in the income statement	(16)	(25)
Employer contributions	45	62
Remeasurements and foreign exchange	353	260
Other movements	0	2
Movements on restrictions on asset recognised	(238)	(140)
Net defined benefit asset at 30 September	£ 2,291	£ 2,075